Share-Based Compensation - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual rate at which authorized shares of common stock increase	4.00%
Common stock, shares issued (in shares)			7,512
Weighted average fair value of grants during period (in dollars per share)		$ 3.84	$ 9.34
Granted during the period (in shares)		481,861	14,416
Aggregate intrinsic value of options outstanding and exercisable		$ 0
Unrecognized compensation expense		$ 1,500,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based award contractual life		10 years
Stock Granted For Services
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 100,000
Minimum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period		1 year
Maximum | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period		4 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock authorized for issuance (in shares)	1,266,092
Shares of common stock available for grant (in shares)		742,706
Unvested restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized expense related to RSUs		$ 0
Unvested restricted stock units | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 33,000	2,000
Unvested restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period		1 year
Unvested restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based awards vesting period		3 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected period for recognition		1 year 8 months 23 days
Stock options | Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 74,000	75,000
Stock options | General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 404,000	$ 29,000